INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Company's net deferred tax asset

Significant components of the Company’s net deferred tax asset are as follows:

	December 31,
	2012	2011
Deferred Tax Assets/(Liabilities):
Net operating loss carryforwards	$24,428,000	$19,913,000
Research credit carryforward	1,486,000	1,344,000
Acquired intangible assets, net	(3,724,000)	(3,781,000)
Restricted stock and warrants	222,000	—
Other temporary differences	219,000	156,000
Total deferred tax assets, net	22,631,000	17,632,000
Valuation allowance	(22,631,000)	(17,632,000)
Net deferred tax asset	$—	$—

Income taxes computed using the federal statutory income tax rate

Income taxes computed using the federal statutory income tax rate differs from the Company’s effective tax rate primarily due to the following:

	Years Ended December 31,
	2012	2011	2010
Income taxes benefit (expense) at statutory rate	34.0%	35.0%	35.0%
State income tax, net of federal benefit	(4.7)%	(2.2)%	(0.5)%
Permanent Differences:
Gain/loss or revaluation of derivative warrant liability	10.2%	(6.2)%	3.1%
Stock-based compensation expense	(2.6)%	(2.9)%	(1.4)%
Stock issues for services	—%	(1.6)%	(8.6)%
Loss on extinguishment of debt	—%	—%	1.6%
Other	(2.2)%	—%	(3.5)%
R&D credits	—%	(0.6)%	2.5%
Change in valuation allowance	(34.7)%	(21.5)%	(28.2)%
	—%	—%	—%